INCOME TAXES (Benefit For Income Tax) (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Federal
Current				$ 541,000	$ 300
Deferred
State
Current				95,000	50
Deferred
Change in valuation allowance				(636,000)	(350)
Income tax provision (benefit)